Financing Receivables and Allowance for Losses on Financing Receivables (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 12,052	$ 12,052	$ 13,445
Assets	492,692 [1]	492,692 [1]	654,954	[1]	$ 663,247
GE Capital
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net of deferred income	25,084	25,084	25,741
Allowance for losses	(81)	(81)	(93)		$ (44)	$ (43)
Financing receivables, net	25,003	25,003	25,647
Assets	312,125	312,125	500,589
Financing receivable held for sale	0	29,016
GE Capital | Assets held for sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable held for sale	0	5,508
GE Capital | Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net of deferred income	20,115	20,115	20,270
GE Capital | Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net of deferred income	$ 4,969	$ 4,969	$ 5,471

[1]	(a) Our consolidated assets at December 31, 2015 included total assets of $8,542 million of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs. These assets included current receivables and net financing receivables of $4,387 million and investment securities of $1,404 million within contin uing operations and assets of discontinued operations of $1,798 million. Our consolidated liabilities at December 31, 2015 included liabilities of certain VIEs for which the VIE creditors do not have recourse to GE. These liabilities included non-recourse borro wings of consolidated securitization entities (CSEs) of $3,083 million within continuing operations and non-recourse borrowings of CSEs within discontinued operations of $794 million. See Note 21 .